Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Income Builder
Entity Central Index Key	0000811968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Capital Income Builder - Class A
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class A
Trading Symbol	CAIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.57% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class C
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class C
Trading Symbol	CIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.32% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class T
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class T
Trading Symbol	TCIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-1
Trading Symbol	CIBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.64% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - F2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-2
Trading Symbol	CAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-3
Trading Symbol	CFIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-A
Trading Symbol	CIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-C
Trading Symbol	CIRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.37% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-E
Trading Symbol	CIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.84% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-T
Trading Symbol	TCBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-1
Trading Symbol	CIRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.44% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-2
Trading Symbol	FBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-3
Trading Symbol	FWCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-1
Trading Symbol	RIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.35% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-2
Trading Symbol	RIRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.36% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-2E
Trading Symbol	RCEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.06% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-3
Trading Symbol	RIRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.91% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-4
Trading Symbol	RIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-5E
Trading Symbol	RIRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-5
Trading Symbol	RIRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-6
Trading Symbol	RIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 126,774,000,000
Holdings Count | Holding	2,714
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 126,774
Total number of portfolio holdings	2,714
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Annualized.